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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-05099


                          Pioneer Money Market Trust
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Dorothy E. Bourassa, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  December 31

Date of reporting period:  March 31, 2005

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5under the Investment Company Act of 1940 (17 CFR 270.30b-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.


 Pioneer Cash Reserves Fund
          Schedule of Investments  03/31/05 (unaudited)
Principal Amount                                                    Value
          COLLATERALIZED MORTGAGE OBLIGATIONS - 2.9 %
          Government - 2.9 %
          Government - 2.9 %
14,860,427Federal Home Loan Mortgage Corp. Multifamily VRD Certifi$14,860,427
          Total Government                                        $14,860,427
          TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS - 2.9 %       $14,860,427
          (Cost   $14,860,427)

          CORPORATE BONDS - 37.7 %
          Materials - 0.6 %
          Diversified Chemical - 0.6 %
3,200,000 E.I. Dupont Nemour, 6.52%, 10/17/05                     $3,268,778
          Total Materials                                         $3,268,778

          Capital Goods - 5.0 %
          Industrial Conglomerates - 4.2 %
3,700,000 General Electric Capital Corp., Floating Rate, 1/9/06   $3,702,077
18,000,000General Electric Capital Corp., Floating Rate, 12/16/05  18,001,547
                                                                   21,703,624

          Industrial Machinery - 0.8 %
4,000,000 Caterpillar Financial Services Corp., 1.94%, 4/25/05    $4,000,805
          Total Capital Goods                                     $25,704,429

          Food & Drug Retailing - 2.5 %
          Hypermarkets & Supercenters - 2.5 %
12,465,000Wal-Mart Stores, Inc., 2.73%, 4/26/05                   $12,441,368
 750,000  Wal-Mart Stores, Inc., 4.15%, 6/15/05                     752,270
                                                                  $13,193,638
          Total Food & Drug Retailing                             $13,193,638

          Pharmaceuticals & Biotechnology - 0.4 %
          Pharmaceuticals - 0.4 %
2,000,000 Pfizer Inc., 5.625%, 2/1/06                             $2,038,911
          Total Pharmaceuticals & Biotechnology                   $2,038,911

          Banks - 14.4 %
          Diversified Banks - 14.4 %
21,500,000Abbey National Treasury, Floating Rate, 1/13/06 (144A)  $21,510,578
11,250,000Bank of America Corp., Floating Rate, 4/28/05            11,251,854
3,870,000 Bank One Corp., 7.0%, 7/15/05                            3,920,007
1,200,000 Bank One Corp., 7.625%, 8/1/05                           1,218,579
13,300,000Bank One Corp., Floating Rate, 8/23/05                   13,308,361
 425,000  Nationsbank Corp., 6.375%, 5/15/05                        427,061
6,475,000 Wells Fargo & Co., 4.8%, 7/29/05                         6,526,851
1,605,000 Wells Fargo & Co., 7.25%, 8/24/05                        1,635,007
10,000,000Wells Fargo & Co., Floating Rate, 3/3/06                 10,012,967
3,000,000 Wells Fargo Financial, 6.75%, 6/1/05                     3,022,334
1,250,000 Wells Fargo Financial, 7.6%, 5/3/05                      1,255,689
                                                                  $74,089,288
          Total Banks                                             $74,089,288

          Diversified Financials - 16.5 %
          Asset Management & Custody Banks - 0.4 %
2,000,000 Mellon Funding Corp., 7.50%, 6/15/05                    $2,021,395

          Consumer Finance - 2.8 %
7,000,000 American Express, Floating Rate, 2/3/06                 $7,001,126
5,845,000 American Express, Floating Rate, 4/18/05                 5,846,323
1,500,000 National Rural Utilities, 6.125%, 5/15/05                1,507,233
                                                                  $14,354,682
          Investment Banking & Brokerage - 5.7 %
10,000,000Merrill Lynch & Co., 1.1%, 1/04/06                      $10,000,289
4,000,000 Merrill Lynch & Co., Floating Rate,  3/17/06             4,003,122
2,055,000 Morgan Stanley Dean Witter, 7.75%, 6/15/05               2,078,023
13,300,000Morgan Stanley, Floating Rate, 3/27/06                   13,341,716
                                                                  $29,423,149
          Other Diversified Finance Services - 4.8 %
10,000,000Associates Corp., Floating Rate, 6/27/05                $10,000,000
3,000,000 Citigroup Inc., Floating Rate, 5/19/05                   3,000,533
11,250,000Citigroup Inc., Floating Rate, 9/1/05                    11,253,646
                                                                  $24,254,180
          Total Diversified Financials                            $70,053,406

          Insurance - 0.1 %
          Multi-Line Insurance - 0.1 %
 700,000  American International Group, 2.85%, 12/1/05            $ 697,735
          Total Insurance                                         $ 697,735

          Technology Hardware & Equipment - 1.0 %
          Computer Hardware - 1.0 %
5,000,000 IBM Corp., Floating Rate, 12/8/05                       $5,000,000
          Total Technology Hardware & Equipment                   $5,000,000
          TOTAL CORPORATE BONDS                                   $194,046,184
          (Cost   $194,046,184)

          U.S. GOVERNMENT AGENCY OBLIGATIONS - 10.1 %
          Banks - 2.5 %
          Thrifts & Mortgage Finance - 2.5 %
4,000,000 Federal National Mortgage Association, 1.56%, 5/16/05   $4,000,000
9,000,000 Federal National Mortgage Association, Floating Rate, 4/28,999,932
          Total Banks                                             $12,999,932

          Government - 7.6 %
          Government - 7.6 %
14,000,000Federal Home Loan Mortgage Corp., 1.28%, 4/22/05        $14,000,000
15,000,000Federal Home Loan Mortgage Corp., 1.7%, 5/24/05          15,000,000
10,000,000Federal Home Loan Mortgage Corp., 2.3%, 8/12/05          10,000,000
                                                                  $39,000,000
          Total Government                                        $39,000,000
          TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS                $51,999,932
          (Cost   $51,999,897)

          TEMPORARY CASH INVESTMENTS - 49.2 %
          Commercial Paper - 45.3 %
6,000,000 AIG Funding, Inc., 2.69%, 5/27/05                       $5,974,893
14,000,000Caterpillar, 2.73%, 5/2/05                               13,967,088
9,000,000 Coca-Cola Co., 2.51%, 4/13/05                            8,992,470
8,000,000 Coca-Cola Co., 2.77%, 5/27/05                            7,965,529
15,000,000Colgate Palmolive, 2.72%, 4/20/05                        14,978,467
4,800,000 EI Dupont, D/N, 2.80%, 5/17/05                           4,782,827
20,000,000Equitable Res, D/N, 2.77%, 4/18/05                       19,973,839
4,000,000 Golden Peanut, 2.63%, 4/27/05                            3,992,402
7,000,000 Golden Peanut, 2.87%, 5/23/05                            6,970,981
3,250,000 Golden Peanut, D/N, 2.67%,  4/25/05                      3,244,215
15,000,000Hershey Foods, 2.62%, 4/14/05                            14,985,808
12,000,000IBM, D/N, 2.72%, 5/6/05                                  11,968,267
15,000,000Knight Ridder, Inc., 2.75%, 5/11/05                      14,954,167
17,000,000Minnesota Mining & Manufacturing, 2.65%, 5/19/05         16,938,867
10,000,000National Rural Utilities, D/N 2.78%, 4/26/05             9,980,694
12,000,000Nestle Capital Corp., 2.85%, 5/31/05                     11,943,000
8,000,000 Nestle, D/N, 2.42%,  04/01/05                            8,000,000
8,000,000 Paccar Financial, 2.95%, 6/23/05                         7,945,589
10,000,000Paccar Financial, D/N, 2.87%, 6/14/05                    9,941,006
18,000,000Pepsi Co., 2.73%, 4/29/05                                17,961,780
5,500,000 Pfizer Inc., 2.61%, 4/21/05                              5,492,025
12,000,000Pfizer Inc., 2.85%, 5/26/05                              11,947,750
          Total Commercial Paper                                  $232,901,663

          Repurchase Agreement - 3.9%
19,800,000UBS Warburg, Inc. 2.4%, dated 3/31/05, repurchase price of
$19,800,000,
          plus accrued interest on 4/1/05, collateralized by $19,800,000 U.S.
Treasury Bill,
          2.75%, 6/30/2006                                        $19,800,000
          Total Repurchase Agreement                              $19,800,000

          TEMPORARY CASH INVESTMENTS - 49.2%                      $252,701,663
          (Cost   $253,350,000)
          TOTAL INVESTMENT IN SECURITIES - 99.9%                  $513,608,207
          (Cost   $514,256,508)
          OTHER ASSETS AND LIABILITIES - 0.1%                       229,668

          TOTAL NET ASSETS - 100.0%                               $513,837,875


        (1Security is exempt from registration under Rule 144A of the Securities
Act of 1933.  Such se

        (aAt 03/31/05, the net unrealized gain on investments based on cost for federal income tax purposes of  $514,256,598 was as follows:

          Aggregate gross unrealized gain for all investments in which
          there is an excess of value over tax cost               $   -

          Aggregate gross unrealized loss for all investments in which
          there is an excess of tax cost over value                (648,391)

          Net unrealized gain                                     $(648,391)



ITEM 2. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR240.13a-15(b) or 240.15d-15(b)).

The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on an evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

(b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There was no significant change in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.



ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Money Market Trust

By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date May 27, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date May 27, 2005


By (Signature and Title)* /s/ Vincent Nave
Vincent Nave, Treasurer

Date May 27, 2005

* Print the name and title of each signing officer under his or her signature.